Cover	Sep. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-42725
Entity Registrant Name	NMP ACQUISITION CORP.
Entity Central Index Key	0002054876
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	555 Bryant Street
Entity Address, Address Line Two	No. 590
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	408
Local Phone Number	357-3214
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A Ordinary Share, $0.0001 par value per share, and one Right to acquire one-fifth of one Class A Ordinary Share
Title of 12(b) Security	Units, consisting of one Class A Ordinary Share, $0.0001 par value per share, and one Right to acquire one-fifth of one Class A Ordinary Share
Trading Symbol	NMPAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	NMP
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-fifth of one Class A Ordinary Share
Title of 12(b) Security	Rights, each whole right to acquire one-fifth of one Class A Ordinary Share
Trading Symbol	NMPAR
Security Exchange Name	NASDAQ